PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 3,283,459	$ 3,138,977
Accumulated depreciation	(1,148,741)	(993,380)	$ (1,253,919)
Property and equipment, net	2,134,718	2,145,597	4,423,148
Telecommunications Fiber and Equipment
Property, plant and equipment, gross	2,578,526	2,530,167	5,203,000
Film Production Equipment
Property, plant and equipment, gross	369,903	369,903	369,903
Medical Equipment
Property, plant and equipment, gross	229,452	133,329	0
Office Furniture and Equipment
Property, plant and equipment, gross	86,899	86,899	85,485
Leasehold Improvements
Property, plant and equipment, gross	$ 18,679	$ 18,679	$ 18,679